Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 87,182	$ 75,767
Accounts receivable	1,324	2,186
Current taxes receivable	125	210
Other	2,653	1,541
Total current assets	91,284	79,704
Non-current assets
Mineral stream interests	5,861,139	6,156,839
Early deposit mineral stream interests	30,991	30,241
Mineral royalty interest	9,107	9,107
Long-term equity investments	216,328	164,753
Investment in associates	984	2,562
Convertible note receivable	11,836	12,899
Property, plant and equipment	7,621	3,626
Other	11,533	10,315
Total non-current assets	6,149,539	6,390,342
Total assets	6,240,823	6,470,046
Current liabilities
Accounts payable and accrued liabilities	17,451	19,883
Current taxes payable	13	3,361
Current portion of performance share units	6,913	5,578
Current portion of lease liabilities	647
Other	17	19
Total current liabilities	25,041	28,841
Non-current liabilities
Bank debt	1,095,500	1,264,000
Lease liabilities	3,833
Deferred income taxes	125	111
Performance share units	4,378	5,178
Total non-current liabilities	1,103,836	1,269,289
Total liabilities	1,128,877	1,298,130
Shareholders' equity
Issued capital	3,560,705	3,516,437
Reserves	51,207	7,893
Retained earnings	1,500,034	1,647,586
Total shareholders' equity	5,111,946	5,171,916
Total liabilities and shareholders' equity	$ 6,240,823	$ 6,470,046